Document and Entity Information	Nov. 29, 2021
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Nov. 29, 2021
Entity Registrant Name	HarborOne Bancorp, Inc.
Entity Incorporation, State or Country Code	MA
Entity File Number	001-37778
Entity Tax Identification Number	81-1607465
Entity Address, Address Line One	770 Oak Street
Entity Address, City or Town	Brockton
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02301
City Area Code	508
Local Phone Number	895-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	HONE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001769617
Amendment Flag	false